Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2026
Schedule of Composite depreciation rate
Property and equipment are stated at cost, less accumulated depreciation. Depreciation is provided over the estimated useful lives of property and equipment on a straight-line basis at the following rates:

Type of Asset	Rate of depreciation
Premises	1.67%
Software and systems	20.00%
Equipment and furniture	10.00%-33.33%

Schedule of intangible assets and basis of amortization	Indefinite-lived intangible assets are not amortized but are tested for impairment annually, or more frequently, if necessary.

Intangible Assets	Useful lives (years)	Amortization method
Brand	Indefinite	Not applicable
Investment Management Contract	Indefinite	Not applicable
Value of Business Acquired (VOBA)	Life of the underlying contracts	Constant level basis(*)
Distribution Network	17	Straight line
Customer Relationship	17	Straight line
Transferable Development Rights	8	Straight line

(*)	VOBA is amortized on a constant-level basis that approximates straight-line amortization (see note 21)